UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06223

Name of Fund:	Legg Mason Tax-Free Income, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2009
Date of reporting period: 6/30/2008

Item 1 — Schedule of Investments
Portfolio of Investments

Legg Mason Maryland Tax-Free Income Trust
June 30, 2008 (Unaudited)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 95.5%
Maryland — 94.2%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000,000	$1,007,800
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1998 (Pre-refunded 7/1/08)	4.750%	7/1/18	3,150,000	3,181,500	A
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue)	4.250%	9/1/26	1,000,000	950,080
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050,000	1,069,656
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility), Series 1998	5.500%	10/1/18	240,000	240,674
Series 1998	5.500%	10/1/23	490,000	490,147
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/18	760,000	766,794	A
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/23	1,510,000	1,523,499	A
Series 2007B	5.000%	10/1/27	1,135,000	1,053,053
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects), Series 1994A (FGIC insured)	5.000%	7/1/22	1,910,000	1,943,559
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000,000	1,037,110	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects), Series 1994A	5.000%	7/1/24	3,800,000	3,981,222
Series 1994A	5.000%	7/1/24	1,890,000	1,976,656
Series 2002 A (FGIC Insured)	5.125%	7/1/42	1,000,000	986,520
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Revenue Bonds (Wastewater Projects), Series 2008A (FSA insured)	5.000%	7/1/33	4,000,000	4,059,720
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000,000	1,014,470
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Series 1999D AMT	5.375%	9/1/24	2,000,000	2,016,900
Series 2001B AMT	5.375%	9/1/22	310,000	307,399
Series 2001H AMT	5.200%	9/1/22	1,790,000	1,772,368
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Capital Funding Securitization, Series 2008 (FSA Insured)	4.400%	7/1/21	1,000,000	977,730
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000,000	3,316,320
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000,000	1,081,390

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	$1,000,000	$1,087,120
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project) (MBIA insured), Series 2003B	5.125%	6/30/15	3,340,000	3,553,560
Series 2003B	5.000%	6/30/19	1,000,000	1,043,460
Maryland Economic Development Corporation, Economic Development Revenue (Lutheran World Relief Inc. and Immigration and Refugee Service), Series 2007	5.250%	4/1/29	565,000	531,281
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985,000	1,023,711
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000,000	2,804,970
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Maryland Institute College of Art Issue, Series 2007	5.000%	6/1/36	2,000,000	1,777,440
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785,000	798,384
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue, Series 1997	5.625%	7/1/17	1,000,000	1,012,040
Series 1998	6.000%	7/1/08	1,000,000	1,000,000
Series 1998	5.125%	7/1/20	3,000,000	3,062,610
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110,000	1,147,707
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000,000	2,008,080
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue, Series 2002	5.750%	7/1/22	1,000,000	1,007,070
Series 2002	6.000%	7/1/26	2,000,000	2,022,580
Series 2002	5.750%	7/1/27	1,050,000	1,050,368
Series 2002	5.800%	7/1/32	2,000,000	1,971,960
Series 2002	6.000%	7/1/37	1,000,000	1,001,400
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925,000	1,003,449
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250,000	2,207,565
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000,000	2,118,500

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	$2,825,000	$2,970,035
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000,000	2,000,380
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A (Pre-refunded 7/1/14)	5.250%	7/1/18	1,640,000	1,780,138	A
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola College Issue, Series 2006A	5.000%	10/1/40	2,000,000	1,946,760
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Issue, Series 2006	5.000%	6/1/30	3,500,000	3,220,070
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2006	5.000%	7/1/26	2,435,000	2,359,174
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500,000	530,055
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 1990	0.000%	7/1/19	4,000,000	2,361,800	B
Series 2001	5.000%	5/15/12	1,500,000	1,554,585
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000,000	3,034,050
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250,000	255,110
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250,000	1,358,738	A
Series 2001 (Pre-refunded 7/1/11)	5.750%	7/1/21	3,000,000	3,213,240	A
Series 2002 (Pre-refunded 7/1/12)	6.000%	7/1/32	1,000,000	1,094,390	A
Maryland Health And Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital Issue, Series 2008	4.000%	1/1/15	1,000,000	949,380
Series 2008	4.750%	1/1/16	1,000,000	982,690
Series 2008	6.000%	1/1/43	1,000,000	971,660
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500,000	504,220
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320,000	336,026
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940,000	772,125	B

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project), Series 1984A	6.500%	10/1/11	$5,000,000	$5,223,500
Series 1984B	6.500%	10/1/11	1,000,000	1,044,300
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds, Series 1992A	0.000%	7/1/10	3,000,000	2,816,490	B
Series 1999A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000,000	3,110,040	A
Montgomery County, Maryland, Revenue Bonds, Housing Opportunities Commission Single Family Mortgage, Series 2007D AMT	5.000%	7/1/27	1,535,000	1,438,986
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425,000	3,551,828
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, (FSA insured) Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	2,000,000	2,096,420	A
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	170,000	178,196	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (MBIA insured)	5.000%	11/15/16	500,000	530,295
State of Maryland, GO Bonds, State and Local Facilities Loan, Series 2000, First Series	5.500%	8/1/10	2,000,000	2,113,200
Series 2001, First Series	5.500%	3/1/15	5,000,000	5,570,500
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310,000	1,351,304
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/21	2,500,000	2,618,475
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds, Series 1997	5.250%	6/1/16	1,650,000	1,823,959
Series 1997	5.750%	6/1/17	2,000,000	2,292,400
Series 1997	6.000%	6/1/18	2,705,000	3,165,716
Series 1997	6.000%	6/1/19	3,665,000	4,304,286
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.) Series 2006	5.000%	11/1/21	1,000,000	983,700

				144,396,043

Puerto Rico — 1.3%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	2,000,000	1,955,220

Total Municipal Bonds (Cost — $141,604,938)				146,351,263

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand ObligationsC — 2.7%
Maryland — 2.7%
Baltimore County, Maryland, Economic Development Revenue, (Garrison Forest School Inc. Project), Series 2006 VRDN	2.500%	7/1/08	$1,000,000	$1,000,000
Maryland Economic Development Corporation, Economic Development Revenue Bonds (U.S. Pharmacopeial Convention Project), Series 2008A VRDN	9.000%	7/1/08	1,000,000	1,000,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004 (AMBAC insured) VRDN	10.000%	7/3/08	2,150,000	2,150,000

Total Variable Rate Demand Obligations (Cost — $4,150,000)				4,150,000

Total Investments — 98.2% (Cost — $145,754,938)D				150,501,263
Other Assets Less Liabilities — 1.8%				2,783,426

Net Assets — 100.0%				$153,284,689

Net Asset Value Per Share:
Primary Class				$15.83

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of June 30, 2008, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

D	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,968,151
Gross unrealized depreciation	(1,221,826)

Net unrealized appreciation	$4,746,325

Investment Valuation
      The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.
     The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

			Other Significant	Significant
		Quoted Prices	Observable Inputs	Unobservable Inputs
	06/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$150,501,263	—	$150,501,263	—
Other Financial Instruments*	—	—	—	—

Total	$150,501,263	—	$150,501,263	—

* Other financial instruments include options, futures, swaps and forward contracts.
     Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Tax-Free Income Fund

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund Date: August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund Date: August 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Tax-Free Income Fund Date: August 19, 2008